John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 95.6%		$164,819,261
(Cost $117,583,761)
Canada 3.6%		6,213,612
Lululemon Athletica, Inc. (A)	7,079	1,831,054
WSP Global, Inc.	20,780	3,451,769
Xenon Pharmaceuticals, Inc. (A)	21,581	930,789
Denmark 3.7%		6,316,599
Novo Nordisk A/S, Class B	47,675	6,316,599
France 7.6%		13,045,177
EssilorLuxottica SA	7,726	1,768,018
Hermes International SCA	1,565	3,420,053
L’Oreal SA	9,927	4,292,914
Schneider Electric SE	14,787	3,564,192
Germany 2.1%		3,579,186
Siemens AG	19,548	3,579,186
Indonesia 1.1%		1,861,563
Bank Rakyat Indonesia Persero Tbk PT	6,469,600	1,861,563
Ireland 2.0%		3,432,289
Allegion PLC	25,088	3,432,289
Netherlands 5.0%		8,722,002
ASML Holding NV	5,617	5,230,395
NXP Semiconductors NV	13,268	3,491,607
Sweden 1.5%		2,596,860
Hexagon AB, B Shares	254,983	2,596,860
Switzerland 5.1%		8,839,454
Cie Financiere Richemont SA, A Shares	15,118	2,305,969
Givaudan SA	623	3,056,473
Sika AG	11,452	3,477,012
Taiwan 2.2%		3,733,928
Taiwan Semiconductor Manufacturing Company, Ltd.	128,000	3,733,928
United Kingdom 4.2%		7,344,742
Compass Group PLC	116,425	3,585,297
Ferguson PLC	16,885	3,759,445
United States 56.3%		97,104,467
Alphabet, Inc., Class A	29,585	5,075,011
Amazon.com, Inc. (A)	27,566	5,154,292
Booking Holdings, Inc.	896	3,328,649
Boston Scientific Corp. (A)	59,323	4,382,783
Cytokinetics, Inc. (A)	17,925	1,057,754
IDEX Corp.	13,764	2,869,519
IDEXX Laboratories, Inc. (A)	4,826	2,297,755
Intuit, Inc.	5,933	3,840,728
KLA Corp.	5,431	4,470,093
Meta Platforms, Inc., Class A	6,741	3,200,829
Microsoft Corp.	15,030	6,287,801
NextEra Energy, Inc.	74,979	5,727,646
NVIDIA Corp.	47,282	5,532,940
Pool Corp.	8,848	3,309,506
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Republic Services, Inc.	24,285	$4,719,061
Roper Technologies, Inc.	9,604	5,231,779
SpringWorks Therapeutics, Inc. (A)	20,545	737,771
Synopsys, Inc. (A)	7,139	3,985,846
Thermo Fisher Scientific, Inc.	10,045	6,161,000
TopBuild Corp. (A)	5,898	2,822,429
UnitedHealth Group, Inc.	11,348	6,538,264
Visa, Inc., Class A	25,241	6,705,776
Zoetis, Inc.	20,369	3,667,235
Uruguay 1.2%		2,029,382
MercadoLibre, Inc. (A)	1,216	2,029,382

Preferred securities 1.5%		$2,566,009
(Cost $2,555,808)
South Korea 1.5%		2,566,009
Samsung Electronics Company, Ltd.	53,900	2,566,009

Total investments (Cost $120,139,569) 97.1%	$167,385,270
Other assets and liabilities, net 2.9%	4,946,518
Total net assets 100.0%	$172,331,788

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Information technology	27.2%
Health care	19.6%
Consumer discretionary	16.0%
Industrials	14.8%
Financials	5.0%
Communication services	4.9%
Materials	3.8%
Utilities	3.3%
Consumer staples	2.5%
Other assets and liabilities, net	2.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$6,213,612	$6,213,612	—	—
Denmark	6,316,599	—	$6,316,599	—
France	13,045,177	—	13,045,177	—
Germany	3,579,186	—	3,579,186	—
Indonesia	1,861,563	—	1,861,563	—
Ireland	3,432,289	3,432,289	—	—
Netherlands	8,722,002	3,491,607	5,230,395	—
Sweden	2,596,860	—	2,596,860	—
Switzerland	8,839,454	—	8,839,454	—
Taiwan	3,733,928	—	3,733,928	—
United Kingdom	7,344,742	3,759,445	3,585,297	—
United States	97,104,467	97,104,467	—	—
Uruguay	2,029,382	2,029,382	—	—
Preferred securities	2,566,009	—	2,566,009	—
Total investments in securities	$167,385,270	$116,030,802	$51,354,468	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$2,121,625	$(2,121,614)	$(11)	—	$80	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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